Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 30	€ 80
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,320	4,240
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	3,920	1,960
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	4,290	1,280
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	50	90
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,320	4,160
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	4,250	2,080
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	3,050	1,310
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	70	100
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	5,040	5,650
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	4,430	2,320
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	5,060	1,360
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	30	80
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,890	3,500
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	3,920	1,450
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 1,280	€ 1,270